GOODWILL AND INTANGIBLES GOODWILL AND INTANGIBLES (Details 1) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill	$ 2,146.1	$ 747.1	$ 2,174.1	$ 747.1	$ 747.1
Goodwill, Purchase Accounting Adjustments	(28.8)	0.0
Acquisition activity			1,427.5	0.0
Foreign currency translation adjustment	0.8		(0.5)
Chlor Alkali Products and Vinyls Segment
Goodwill [Line Items]
Goodwill	1,854.8	747.1	1,877.5	747.1	747.1
Goodwill, Purchase Accounting Adjustments	(23.3)	0.0
Acquisition activity			1,130.8	0.0
Foreign currency translation adjustment	0.6		(0.4)
Epoxy Segment
Goodwill [Line Items]
Goodwill	291.3	0.0	296.6	0.0	$ 0.0
Goodwill, Purchase Accounting Adjustments	(5.5)	$ 0.0
Acquisition activity			296.7	$ 0.0
Foreign currency translation adjustment	$ 0.2		$ (0.1)